Employee Benefits (Summary of Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	$ 1,111	$ 1,042
Defined Benefit plan recognized in Other Liabilities	1,372	1,380
Net amount recognized	(261)	(338)
Principal pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	951	948
Principal post-retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	405	397
Other defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	160	94
Defined Benefit plan recognized in Other Liabilities	599	615
Other employee benefit plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	$ 368	$ 368